Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of list of subsidiaries of the Group
The list of subsidiaries of the Group is the following:

	% of ownership as at March 31
Subsidiary	2018	2017
Luxoft International Company Ltd.	100.00%	100.00%
Excelian (Singapore) Pte Ltd	100.00%	100.00%
Excelian Luxoft Financial Services (Switzerland) AG (Note 3)	100.00%	n/a
Symtavision GmbH	100.00%	100.00%
Luxoft Luxembourg S.a.r.l	100.00%	100.00%
Luxoft Sweden (previously Pelagicore AB)	100.00%	100.00%
Luxoft Netherlands B.V.	100.00%	100.00%
Luxoft UK Ltd.	100.00%	100.00%
Excelian Ltd. (UK)	100.00%	100.00%
Luxoft USA, Inc.	100.00%	100.00%
Radius, Inc.	100.00%	100.00%
Excelian, Inc.	100.00%	100.00%
Luxoft Canada Ltd.	100.00%	100.00%
Excelian Ltd. (Canada)	100.00%	100.00%
Luxoft Eastern Europe Ltd.	100.00%	100.00%
Luxoft Mexico S.A. de C.V.	100.00%	100.00%
Luxoft Singapore PTE. LTD.	100.00%	100.00%
Luxoft Poland sp.z.o.o.	100.00%	100.00%
Luxoft GmbH	100.00%	100.00%
Luxoft (Switzerland) GmbH	100.00%	100.00%
Luxoft Global Operations GmbH	100.00%	100.00%
Luxoft Vietnam Company Ltd.	100.00%	100.00%
Luxoft Bulgaria EOOD	100.00%	100.00%
Luxoft Professional Romania S.R.L.	100.00%	100.00%
Software ITC S.A.	99.40%	99.40%
Luxoft Services, LLC	100.00%	100.00%
Luxoft Professional, LLC	100.00%	100.00%
Luxoft Research, LLC	100.00%	100.00%
Luxoft Dubna, LLC	100.00%	100.00%
Luxoft Training Center, Autonomous Non-commercial Organization	100.00%	100.00%
Luxoft Ukraine, LLC	100.00%	100.00%
Luxoft Denmark ApS	100.00%	100.00%
Insys Group, Inc.	100.00%	100.00%
Intro Pro US, Inc.	100.00%	100.00%
Intro Pro Software Company Limited	100.00%	100.00%
Intro Pro Ukraine, LLC	100.00%	100.00%
Luxoft India, LLP	100.00%	100.00%
Oftlux AB (previously Luxoft Sweeden AB)	100.00%	100.00%
Luxoft Malaysia Sdn Bhd	100.00%	100.00%
Luxoft Hong Kong Pte., Ltd. (previously DerivIT Hong Kong Pte., Ltd., Note 3)	100.00%	n/a
DerivIT Solutions Pte., Ltd. (Note 3)	100.00%	n/a
DerivIT Solutions Private Ltd. (Note 3)	98.00%	n/a
Luxoft Information Technology, Ltd. (previously Deriv Information Technology, Ltd.) (Note 3)	100.00%	n/a
DerivIT Solutions SDN BHD (Note 3)	100.00%	n/a
SME—Science Management and Engineering AG	100.00%	100.00%
Pelagicore AG (1)	n/a	100.00%

(1) The legal entity was liquidated

Schedule of prevailing exchange rates used to re-measure monetary assets and liabilities denominated in currencies different from the functional currency
Monetary assets and liabilities denominated in currencies different from the functional currencies are re-measured at exchange rates prevailing on the balance sheet dates:

March 31, 2018			March 31, 2017			March 31, 2016
US 1$ =	0.95333	CHF	US 1$ =	0.997	CHF	US 1$ =	0.965	CHF
US 1$ =	57.2649	RUR	US 1$ =	56.3779	RUR	US 1$ =	67.6076	RUR
US 1$ =	26.241	UAH	US 1$ =	27.015	UAH	US 1$ =	26.2181	UAH
US 1$ =	0.8113	EUR	US 1$ =	0.93	EUR	US 1$ =	0.88	EUR
US 1$ =	3.7729	RON	US 1$ =	4.244	RON	US 1$ =	3.9349	RON
US 1$ =	0.713399	GBP	US 1$ =	0.8053	GBP	US 1$ =	0.69	GBP
US 1$ =	3.40665	PLN	US 1$ =	3.946	PLN	US 1$ =	3.759	PLN

Summary of changes in qualifying accounts
The table below summarizes changes in qualifying accounts for the years ended March 31, 2016, 2017 and 2018:

	Balance at the beginning of period	Charged to selling, general and administrative expenses	Reversals / write-offs	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2016	$1,299	$311	$(1,531)	$79
For the year ended March 31, 2017	79	380	(24)	435
For the year ended March 31, 2018	$435	$941	$(144)	$1,232

Schedule of estimated useful lives for property and equipment
The estimated useful lives for property and equipment are as follows:

Buildings	25 years
Furniture and fixtures and motor vehicles	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Schedules of concentration of risk, by risk factor
The Group's balances with and cumulative revenues from the largest clients were as follows:

	Revenue for the year ended March 31,			Balances as of March 31,
	2018	2017	2016	2018	2017	2016
Top 1	18%	23%	30%	17%	18%	30%
Top 2	35%	43%	52%	30%	36%	52%
Top 3	39%	49%	59%	35%	42%	59%
Top 4	43%	52%	62%	40%	48%	63%
Top 5	47%	54%	65%	44%	51%	66%
Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31
	2018	2017	2016
Revenues over 10% of total revenues	$314,574	$340,538	$340,189
Revenues over 5% of the total revenues	314,574	388,863	387,114

Schedule of fair value of assets and liabilities measured at fair value
The fair value of Group's assets and liabilities measured at fair value at the reporting date is presented below:

	As of March 31, 2018
	Total	Level 1	Level 2	Level 3
Recurring fair value measurements
Contingent consideration	$(5,613)	$—	$—	$(5,613)
Foreign currency derivatives asset	158	—	158	—
Foreign currency derivatives liability	(776)	—	(776)	—
Defined benefit pension asset	9,615	—	9,615	—
Total recurring fair value measurements	$3,384	$—	$8,997	$(5,613)

Reconciliation from the opening balance to the closing balance for recurring fair value measurements categorized within Level 3 he reconciliation from the opening balance to the closing balance for recurring fair value measurements categorized within Level 3 of the fair value hierarchy is presented below:

	Contingent consideration	Current payable
Balances at March 31, 2017	$37,884	$11,543
Transfers out of Level 3	(11,412)	11,412
Gain for the period included in earnings	(13,340)	—
Unwinding of discount for contingent liability	1,215	—
Foreign currency exchange loss	622	—
Additions and settlements
Acquisitions	12,456	—
Measurement period adjustment	(21,812)	—
Settled in cash	—	(19,258)
Balances at March 31, 2018	$5,613	$3,697